Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	841
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	655
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	$ 1,444